Quarterly Holdings Report
for
Fidelity® Sustainable High Yield ETF
May 31, 2022
SHY-NPRT3-0722
1.9904452.100

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 95.1%
		Principal Amount(a)	Value
COMMUNICATION SERVICES – 8.7%
Diversified Telecommunication Services – 3.1%
Altice France Holding SA 6.00% 2/15/28 (b)		$110,000	$91,713
Level 3 Financing, Inc. 3.75% 7/15/29 (b)		180,000	153,479
Lumen Technologies, Inc. 5.375% 6/15/29 (b)		60,000	51,450
			296,642
Entertainment – 0.5%
Cinemark USA, Inc. 5.25% 7/15/28 (b)		50,000	44,929
Interactive Media & Services – 0.5%
Match Group, Inc. 4.625% 6/1/28 (b)		50,000	46,573
Media – 4.3%
Altice Financing SA 5.75% 8/15/29 (b)		90,000	80,550
Cornerstone Building Brands, Inc. 6.125% 1/15/29 (b)		40,000	29,655
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc. 5.875% 8/15/27 (b)		50,000	47,150
Front Range BidCo, Inc. 6.125% 3/1/28 (b)		30,000	24,000
Frontier Communications Holdings LLC 8.75% 5/15/30 (b)		25,000	26,356
News Corp. 3.875% 5/15/29 (b)		70,000	64,753
Nexstar Broadcasting, Inc. 4.75% 11/1/28 (b)		30,000	28,275
TEGNA, Inc. 4.75% 3/15/26 (b)		30,000	29,864
Univision Communications, Inc. 9.50% 5/1/25 (b)		30,000	31,216
UPC Broadband Finco BV 4.875% 7/15/31 (b)		30,000	27,514
Virgin Media Finance PLC 5.00% 7/15/30 (b)		30,000	26,781
			416,114
Wireless Telecommunication Services – 0.3%
Millicom International Cellular SA 4.50% 4/27/31 (b)		30,000	25,785
TOTAL COMMUNICATION SERVICES	830,043
CONSUMER DISCRETIONARY – 15.8%
Automobiles – 0.9%
American Axle & Manufacturing, Inc. 5.00% 10/1/29		40,000	35,540

	Principal Amount(a)	Value

Mclaren Finance PLC 7.50% 8/1/26 (b)	$25,000	$20,089
Rivian Holdings LLC/Rivian LLC/Rivian Automotive LLC 6 month U.S. LIBOR + 5.625% 7.177% 10/15/26 (b)(c)(d)	30,000	28,575
		84,204
Diversified Consumer Services – 1.2%
Adtalem Global Education, Inc. 5.50% 3/1/28 (b)	37,000	34,319
GEMS MENASA Cayman Ltd. / GEMS Education Delaware LLC 7.125% 7/31/26 (b)	20,000	19,460
Sotheby's 7.375% 10/15/27 (b)	30,000	29,299
StoneMor, Inc. 8.50% 5/15/29 (b)	30,000	28,725
		111,803
Hotels, Restaurants & Leisure – 4.0%
1011778 BC ULC / New Red Finance, Inc. 3.50% 2/15/29 (b)	40,000	36,676
Hilton Domestic Operating Co., Inc. 3.625% 2/15/32 (b)	100,000	86,750
MGM Resorts International 4.75% 10/15/28	30,000	27,305
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.25% 5/15/27 (b)	120,000	110,409
Yum! Brands, Inc. 4.625% 1/31/32	130,000	122,066
		383,206
Household Durables – 2.9%
Taylor Morrison Communities, Inc. 5.125% 8/1/30 (b)	160,000	147,523
WASH Multifamily Acquisition, Inc. 5.75% 4/15/26 (b)	135,000	133,901
		281,424
Internet & Direct Marketing Retail – 0.8%
Terrier Media Buyer, Inc. 8.875% 12/15/27 (b)	80,000	72,600
Leisure Products – 0.6%
Life Time, Inc. 8.00% 4/15/26 (b)	30,000	29,433
MajorDrive Holdings IV LLC 6.375% 6/1/29 (b)	35,000	26,793
		56,226
Multiline Retail – 0.5%
Nordstrom, Inc. 4.375% 4/1/30	50,000	43,724

Quarterly Report	2

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Specialty Retail – 3.4%
Ambience Merger Sub, Inc. 4.875% 7/15/28 (b)		$30,000	$24,175
Bath & Body Works, Inc. 6.95% 3/1/33		30,000	26,390
Carvana Co. 5.625% 10/1/25 (b)		100,000	88,090
LBM Acquisition LLC 6.25% 1/15/29 (b)		40,000	31,019
Macy's Retail Holdings LLC 5.875% 4/1/29 (b)		30,000	28,243
Magic Mergeco, Inc. 5.25% 5/1/28 (b)		70,000	57,575
The Gap, Inc. 3.625% 10/1/29 (b)		60,000	43,950
Victoria's Secret & Co. 4.625% 7/15/29 (b)		30,000	24,675
			324,117
Textiles, Apparel & Luxury Goods – 1.5%
Crocs, Inc. 4.125% 8/15/31 (b)		70,000	55,838
Hanesbrands, Inc. 4.625% 5/15/24 (b)		90,000	89,550
			145,388
TOTAL CONSUMER DISCRETIONARY	1,502,692
CONSUMER STAPLES – 3.1%
Food & Staples Retailing – 1.1%
Albertsons Cos., Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC 3.25% 3/15/26 (b)		50,000	46,862
TreeHouse Foods, Inc. 4.00% 9/1/28		30,000	25,950
U.S. Foods, Inc. 4.625% 6/1/30 (b)		30,000	27,540
			100,352
Food Products – 1.6%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		160,000	156,800
Personal Products – 0.4%
HLF Financing Sarl LLC / Herbalife International, Inc. 4.875% 6/1/29 (b)		50,000	35,943
TOTAL CONSUMER STAPLES	293,095

	Principal Amount(a)	Value
ENERGY – 14.6%
Energy Equipment & Services – 2.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	$40,000	$36,354
CGG SA 8.75% 4/1/27 (b)	60,000	57,300
Nabors Industries, Inc. 7.375% 5/15/27 (b)	30,000	30,252
TerraForm Power Operating LLC 4.75% 1/15/30 (b)	30,000	28,425
Transocean Guardian Ltd. 5.875% 1/15/24 (b)	30,320	28,993
Transocean Sentry Ltd. 5.375% 5/15/23 (b)	26,157	25,368
Weatherford International Ltd. 8.625% 4/30/30 (b)	30,000	28,279
		234,971
Oil, Gas & Consumable Fuels – 12.1%
Archrock Partners LP / Archrock Partners Finance Corp. 6.25% 4/1/28 (b)	30,000	29,250
California Resources Corp. 7.125% 2/1/26 (b)	100,000	102,500
CCO Holdings LLC / CCO Holdings Capital Corp. 4.75% 2/1/32 (b)	80,000	71,200
CNX Resources Corp. 6.00% 1/15/29 (b)	40,000	39,734
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 6.00% 2/1/29 (b)	30,000	28,303
CVR Energy, Inc. 5.25% 2/15/25 (b)	90,000	88,434
Energean PLC 6.50% 4/30/27 (b)	40,000	37,820
Holly Energy Partners LP / Holly Energy Finance Corp. 5.00% 2/1/28 (b)	40,000	37,595
MEG Energy Corp. 5.875% 2/1/29 (b)	150,000	149,643
New Fortress Energy, Inc. 6.50% 9/30/26 (b)	110,000	107,119
Northern Oil and Gas, Inc. 8.125% 3/1/28 (b)	30,000	30,675
Occidental Petroleum Corp. 5.50% 12/1/25	140,000	144,900
Oceaneering International, Inc. 6.00% 2/1/28	50,000	45,856
SM Energy Co. 6.50% 7/15/28	30,000	29,795
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Teine Energy Ltd. 6.875% 4/15/29 (b)		$70,000	$69,300
Western Midstream Operating LP 3.60% 2/1/25		150,000	146,475
			1,158,599
TOTAL ENERGY	1,393,570
FINANCIALS – 4.3%
Capital Markets – 0.1%
Coinbase Global, Inc. 3.625% 10/1/31 (b)		20,000	13,500
Consumer Finance – 3.3%
Ally Financial, Inc. 4.70% (d)(e)		80,000	67,470
NextEra Energy Operating Partners LP 3.875% 10/15/26 (b)		90,000	86,525
OneMain Finance Corp. 3.875% 9/15/28		180,000	155,930
			309,925
Diversified Financial Services – 0.6%
Coinbase Global, Inc. 3.375% 10/1/28 (b)		30,000	21,930
Hightower Holding LLC 6.75% 4/15/29 (b)		40,000	33,751
			55,681
Thrifts & Mortgage Finance – 0.3%
Radian Group, Inc. 6.625% 3/15/25		30,000	30,924
TOTAL FINANCIALS	410,030
HEALTH CARE – 6.3%
Biotechnology – 0.3%
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		35,000	27,669
Health Care Providers & Services – 2.1%
Akumin Escrow, Inc. 7.50% 8/1/28 (b)		30,000	22,012
Cano Health LLC 6.25% 10/1/28 (b)		90,000	79,939
CHS /Community Health Systems, Inc. 6.875% 4/15/29 (b)		25,000	19,533
Lifepoint Health, Inc. Co. 5.375% 1/15/29 (b)		50,000	42,129
Tenet Healthcare Corp.:
4.375% 1/15/30 (b)		30,000	27,990
6.125% 10/1/28 (b)		10,000	9,762
			201,365

		Principal Amount(a)	Value

Life Sciences Tools & Services – 0.5%
IQVIA, Inc. 5.00% 5/15/27 (b)		$50,000	$50,035
Pharmaceuticals – 3.4%
Catalent Pharma Solutions, Inc. 3.50% 4/1/30 (b)		70,000	62,879
Charles River Laboratories International, Inc. 3.75% 3/15/29 (b)		70,000	64,860
CHS/Community Health Systems, Inc. 5.25% 5/15/30 (b)		50,000	43,071
Darling Ingredients, Inc. 6.00% 6/15/30		5,000	5,000
Horizon Therapeutics USA, Inc. 5.50% 8/1/27 (b)		30,000	30,113
Jazz Securities DAC 4.375% 1/15/29 (b)		70,000	67,550
Syneos Health, Inc. 3.625% 1/15/29 (b)		50,000	43,990
			317,463
TOTAL HEALTH CARE	596,532
INDUSTRIALS – 14.4%
Aerospace & Defense – 1.6%
Bombardier, Inc. 6.00% 2/15/28 (b)		50,000	41,635
Howmet Aerospace, Inc. 3.00% 1/15/29		30,000	27,144
Triumph Group, Inc. 8.875% 6/1/24 (b)		80,000	82,900
			151,679
Commercial Services & Supplies – 7.7%
APX Group, Inc. 5.75% 7/15/29 (b)		40,000	33,863
Block, Inc. 2.75% 6/1/26 (b)		210,000	193,688
Covert Mergeco, Inc. 4.875% 12/1/29 (b)		60,000	52,782
HealthEquity, Inc. 4.50% 10/1/29 (b)		70,000	65,275
KAR Auction Services, Inc. 5.125% 6/1/25 (b)		80,000	80,200
Nielsen Finance LLC / Nielsen Finance Co. 4.50% 7/15/29 (b)		90,000	85,046
Pitney Bowes, Inc. 6.875% 3/15/27 (b)		30,000	26,535
PROG Holdings, Inc. 6.00% 11/15/29 (b)		40,000	35,449
Rent-A-Center, Inc. 6.375% 2/15/29 (b)		50,000	43,816

Quarterly Report	4

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
INDUSTRIALS – continued
Commercial Services & Supplies – continued
Stericycle, Inc. 3.875% 1/15/29 (b)		$80,000	$72,632
The Hertz Corp. 4.625% 12/1/26 (b)		50,000	45,767
			735,053
Construction & Engineering – 2.9%
AECOM 5.125% 3/15/27		50,000	49,935
Brand Industrial Services, Inc. 8.50% 7/15/25 (b)		70,000	57,611
IEA Energy Services LLC 6.625% 8/15/29 (b)		40,000	34,500
Pike Corp. 5.50% 9/1/28 (b)		15,000	12,686
PowerTeam Services LLC 9.033% 12/4/25 (b)		30,000	23,700
VM Consolidated, Inc. 5.50% 4/15/29 (b)		110,000	96,698
			275,130
Machinery – 0.2%
Allison Transmission, Inc. 3.75% 1/30/31 (b)		30,000	25,688
Marine – 0.4%
Seaspan Corp. 5.50% 8/1/29 (b)		40,000	35,758
Road & Rail – 1.6%
Uber Technologies, Inc. 4.50% 8/15/29 (b)		170,000	153,752
TOTAL INDUSTRIALS	1,377,060
INFORMATION TECHNOLOGY – 12.8%
Communications Equipment – 0.7%
CommScope, Inc. 4.75% 9/1/29 (b)		70,000	61,971
Electronic Equipment, Instruments & Components – 1.1%
Atkore, Inc. 4.25% 6/1/31 (b)		30,000	27,375
SBA Communications Corp. 3.125% 2/1/29		60,000	53,364
Sensata Technologies BV 4.00% 4/15/29 (b)		30,000	28,866
			109,605
IT Services – 4.3%
Austin BidCo, Inc. 7.125% 12/15/28 (b)		40,000	33,600
Black Knight InfoServ LLC 3.625% 9/1/28 (b)		30,000	28,125
Entegris, Inc. 3.625% 5/1/29 (b)		110,000	97,254

		Principal Amount(a)	Value

Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.50% 3/1/29 (b)		$160,000	$147,700
Minerva Merger Sub, Inc. 6.50% 2/15/30 (b)		30,000	27,525
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 5.75% 6/1/25 (b)		30,000	29,930
The Dun & Bradstreet Corp. 5.00% 12/15/29 (b)		50,000	45,469
			409,603
Semiconductors & Semiconductor Equipment – 0.5%
ON Semiconductor Corp. 3.875% 9/1/28 (b)		50,000	47,431
Software – 5.4%
Clarivate Science Holdings Corp. 3.875% 7/1/28 (b)		170,000	154,182
Elastic N.V. 4.125% 7/15/29 (b)		110,000	96,266
Open Text Corp. 3.875% 12/1/29 (b)		170,000	155,591
Twilio, Inc. 3.625% 3/15/29		70,000	64,045
Twitter, Inc. 3.875% 12/15/27 (b)		50,000	48,113
			518,197
Technology Hardware, Storage & Peripherals – 0.8%
NCR Corp. 5.125% 4/15/29 (b)		75,000	71,526
TOTAL INFORMATION TECHNOLOGY	1,218,333
MATERIALS – 10.2%
Chemicals – 4.0%
Methanex Corp. 5.125% 10/15/27		70,000	67,553
NOVA Chemicals Corp. 4.25% 5/15/29 (b)		30,000	26,632
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.00% 1/27/30 (b)		30,000	27,310
Olympus Water US Holding Corp. 6.25% 10/1/29 (b)		60,000	47,305
Sunnova Energy Corp. 5.875% 9/1/26 (b)		70,000	62,849
The Chemours Co. LLC 4.625% 11/15/29 (b)		30,000	27,113
Valvoline, Inc. 3.625% 6/15/31 (b)		140,000	124,372
			383,134
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
		Principal Amount(a)	Value
MATERIALS – continued
Construction Materials – 0.5%
Patrick Industries, Inc. 4.75% 5/1/29 (b)		$50,000	$40,125
Stericycle, Inc. 5.375% 7/15/24 (b)		10,000	10,005
			50,130
Containers & Packaging – 2.1%
Berry Global Escrow Corp. 5.625% 7/15/27 (b)		120,000	119,182
Clydesdale Acquisition Holdings, Inc. 6.625% 4/15/29 (b)		5,000	4,937
Crown Americas LLC / Crown Americas Capital Corp. VI 4.75% 2/1/26		80,000	78,800
			202,919
Metals & Mining – 2.6%
Allegheny Technologies, Inc. 4.875% 10/1/29		50,000	45,032
Coeur Mining, Inc. 5.125% 2/15/29 (b)		30,000	24,300
Constellium SE 3.75% 4/15/29 (b)		30,000	26,257
ERO Copper Corp. 6.50% 2/15/30 (b)		35,000	30,395
FMG Resources August 2006 Pty Ltd. 4.375% 4/1/31 (b)		30,000	26,761
IAMGOLD Corp. 5.75% 10/15/28 (b)		40,000	27,937
Infrabuild Australia Pty Ltd. 12.00% 10/1/24 (b)		50,000	50,750
Mineral Resources Ltd. 8.50% 5/1/30		15,000	15,211
			246,643
Paper & Forest Products – 1.0%
Mercer International, Inc. 5.125% 2/1/29		70,000	64,400
Pearl Merger Sub, Inc. 6.75% 10/1/28 (b)		30,000	29,405
			93,805
TOTAL MATERIALS	976,631
REAL ESTATE – 2.4%
Equity Real Estate Investment Trusts (REITs) – 1.4%
iStar, Inc. 5.50% 2/15/26		30,000	30,130
New Residential Investment Corp. 6.25% 10/15/25 (b)		30,000	28,200

		Principal Amount(a)	Value

Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC 6.00% 1/15/30 (b)		$100,000	$79,854
			138,184
Real Estate Management & Development – 1.0%
Brookfield Residential Properties, Inc. / Brookfield Residential U.S. LLC 5.00% 6/15/29 (b)		60,000	50,721
Realogy Group LLC / Realogy Co-Issuer Corp. 5.25% 4/15/30 (b)		50,000	43,483
			94,204
TOTAL REAL ESTATE	232,388
UTILITIES – 2.5%
Electric Utilities – 2.2%
Energizer Holdings, Inc. 4.375% 3/31/29 (b)		60,000	50,732
Vistra Operations Co. LLC 4.375% 5/1/29 (b)		170,000	158,899
			209,631
Multi-Utilities – 0.3%
DPL, Inc. 4.125% 7/1/25		30,000	28,800
TOTAL UTILITIES	238,431
TOTAL NONCONVERTIBLE BONDS (Cost $9,510,304)	9,068,805
Convertible Bond – 0.7%

COMMUNICATION SERVICES – 0.7%
Media – 0.7%
DISH Network Corp. 3.375% 8/15/26		88,000	66,337
TOTAL CONVERTIBLE BOND (Cost $70,981)	66,337

Common Stocks – 0.3%
		Shares
OIL, GAS & CONSUMABLE FUELS – 0.3%
Oil & Gas Exploration & Production – 0.1%
EQT Corp.		230	10,976
Oil & Gas Refining & Marketing – 0.2%
New Fortress Energy, Inc.		300	13,977
TOTAL OIL, GAS & CONSUMABLE FUELS	24,953
TOTAL COMMON STOCKS (Cost $19,728)			24,953

Quarterly Report	6

Bank Loan Obligations – 0.0%
		Principal Amount(a)	Value
INDUSTRIALS – 0.0%
Construction & Engineering – 0.0%
Brand Industrial Services, Inc. 2017 Term Loan 3 month U.S. LIBOR + 4.250% 5.25% 6/21/24 (c)(d)(f)		$998	886
TOTAL BANK LOAN OBLIGATIONS (Cost $974)	886

Money Market Fund – 2.5%
		Shares
Fidelity Cash Central Fund, 0.82% (g) (Cost $238,472)		238,424	238,472
TOTAL INVESTMENT IN SECURITIES – 98.6% (Cost $9,840,459)	9,399,453
NET OTHER ASSETS (LIABILITIES) – 1.4%	137,215
NET ASSETS – 100.0%	$9,536,668

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,637,066 or 80.1% of net assets.
(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.
(g)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$—	$3,040,060	$2,801,588	$344	$—	$—	$238,472	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, Convertible Bonds and Bank Loan Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. For foreign debt securities, when significant market or security specific events arise, valuations may be determined in good faith in accordance with procedures adopted by the Board. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
9	Quarterly Report

Quarterly Report	10